UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   February 3, 2004

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: 139,873

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     3219    74825 SH       SOLE                    74825
American Superconductor        Common Stocks    030111108      623    44950 SH       SOLE                    44950
Anadarko Petroleum             Common Stocks    032511107     2192    42975 SH       SOLE                    42975
Analog Devices                 Common Stocks    032654105     1374    30106 SH       SOLE                    30106
Applied Films                  Common Stocks    038197109     1749    52970 SH       SOLE                    52970
Apria Healthcare Group         Common Stocks    037933108     2201    77325 SH       SOLE                    77325
Arkansas Best                  Common Stocks    040790107     2551    81280 SH       SOLE                    81280
Baxter International Inc.      Common Stocks    071813109     1754    57465 SH       SOLE                    57465
Bear Stearns Companies         Common Stocks    073902108     2044    25571 SH       SOLE                    25571
Boston Properties              Common Stocks    101121101     1390    28852 SH       SOLE                    28852
Boyd Gaming Corp               Common Stocks    103304101     2835   175625 SH       SOLE                   175625
Brillian                       Common Stocks    10949P107      598    70800 SH       SOLE                    70800
Caremark RX Inc                Common Stocks    141705103     2265    89400 SH       SOLE                    89400
Casual Male Retail Group       Common Stocks    148711104     2164   311800 SH       SOLE                   311800
CEC Entertainment              Common Stocks    125137109     1952    41180 SH       SOLE                    41180
Celgene                        Common Stocks    151020104     2122    47125 SH       SOLE                    47125
Charlotte Russe Hldg           Common Stocks    161048103     2614   188600 SH       SOLE                   188600
Chicago Pizza & Brewery        Common Stocks    167889104      730    48900 SH       SOLE                    48900
Christopher & Banks            Common Stocks    171046105     1719    88013 SH       SOLE                    88013
Cimarex Energy                 Common Stocks    171798101     2018    75625 SH       SOLE                    75625
Coastal Banc Conv Pfd          Conv Preferred   190428201     1263    45105 SH       SOLE                    45105
Coherent                       Common Stocks    192479103     1836    77155 SH       SOLE                    77155
Eaton Vance Ltd Duration       Common Stocks    27828H105      573    31000 SH       SOLE                    31000
Ensco International Inc.       Common Stocks    26874Q100     2031    74750 SH       SOLE                    74750
Equity Office Properties       Common Stocks    294741103      307    10703 SH       SOLE                    10703
Equity Residential             Common Stocks    29476L107      938    31780 SH       SOLE                    31780
Exxon Mobil                    Common Stocks    30231G102     2457    59933 SH       SOLE                    59933
Felcor Lodging Pfd             Preferred Stocks 31430F200      256    10600 SH       SOLE                    10600
Fidelity Short Term Bond Fund  Mutual Funds     316146208      364    40302 SH       SOLE                    40302
First Data                     Common Stocks    319963104     2249    54725 SH       SOLE                    54725
First Industrial Realty Trust  Common Stocks    32054K103     1347    39913 SH       SOLE                    39913
Fossil                         Common Stocks    349882100     1391    49668 SH       SOLE                    49668
Foundry Networks               Common Stocks    35063R100     1520    55550 SH       SOLE                    55550
Frontline Ltd                  Common Stocks    G3682E127     3997   156925 SH       SOLE                   156925
GulfTerra Energy Partners      Common Stocks    28368B102      686    16150 SH       SOLE                    16150
HL&P Cap Tr. 8.125%            Preferred Stocks 404202202      445    17725 SH       SOLE                    17725
Hologic                        Common Stocks    436440101     1489    85900 SH       SOLE                    85900
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1333  1333000 SH       SOLE                  1333000
International Rectifier        Common Stocks    460254105     2440    49385 SH       SOLE                    49385
ISIS Pharmaceuticals           Common Stocks    464330109     1097   168800 SH       SOLE                   168800
Jones Apparel                  Common Stocks    480074103     2225    63150 SH       SOLE                    63150
Keithley Instruments           Common Stocks    487584104     2023   110554 SH       SOLE                   110554
Ligand Pharmaceuticals         Common Stocks    53220K207     2630   179034 SH       SOLE                   179034
Lighthouse Opportunity Fund    Mutual Funds     742935794      402    25942 SH       SOLE                    25942
Merix Corp                     Common Stocks    590049102     1418    57825 SH       SOLE                    57825
Mitcham Industries             Common Stocks    606501104      745   206925 SH       SOLE                   206925
Mobility Electronics           Common Stocks    60741U101     1638   183150 SH       SOLE                   183150
Multimedia Games               Common Stocks    625453105     2285    55600 SH       SOLE                    55600
National Oilwell               Common Stocks    637071101     2262   101185 SH       SOLE                   101185
Navigant International         Common Stocks    63935R108     1399   100975 SH       SOLE                   100975
New Plan 7.625% Pfd            Preferred Stocks 648053809     1298    48678 SH       SOLE                    48678
Newport Corp                   Common Stocks    651824104     2360   142750 SH       SOLE                   142750
NPS Pharmaceuticals            Common Stocks    62936P103     2173    70700 SH       SOLE                    70700
Plains All Amern Pipeline LP   Common Stocks    726503105     4177   128691 SH       SOLE                   128691
Pogo Producing                 Common Stocks    730448107     2756    57055 SH       SOLE                    57055
Public Storage pfd Q           Preferred Stocks 74460D711      450    16530 SH       SOLE                    16530
Quiksilver                     Common Stocks    74838C106     1877   105875 SH       SOLE                   105875
Republic Services Inc          Common Stocks    760759100     1838    71701 SH       SOLE                    71701
Royal Dutch                    Common Stocks    780257804     1440    27495 SH       SOLE                    27495
Sabre Holdings Corp            Common Stocks    785905100     1713    79353 SH       SOLE                    79353
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2264   204506 SH       SOLE                   204506
SBC Communications Inc         Common Stocks    845333103      347    13321 SH       SOLE                    13321
Southwest Airlines             Common Stocks    844741108     1593    98674 SH       SOLE                    98674
SpectraLink                    Common Stocks    847580107     1186    61880 SH       SOLE                    61880
SunGard Data Systems           Common Stocks    867363103     2233    80575 SH       SOLE                    80575
Sycamore Networks              Common Stocks    871206108     1745   333025 SH       SOLE                   333025
Synopsys                       Common Stocks    871607107     1432    42430 SH       SOLE                    42430
Sypris Solutions               Common Stocks    871655106     2916   173477 SH       SOLE                   173477
TEPPCO Partners LP             Common Stocks    872384102      574    14250 SH       SOLE                    14250
Travelers Ppty Casualty CL B   Common Stocks    89420G406     3092   182205 SH       SOLE                   182205
Triad Hospitals                Common Stocks    89579K109     2761    82975 SH       SOLE                    82975
Trikon Technologies            Common Stocks    896187408     1912   340825 SH       SOLE                   340825
Ultra Petroleum                Common Stocks    903914109     3278   133131 SH       SOLE                   133131
Universal Display              Common Stocks    91347P105      660    48266 SH       SOLE                    48266
Univision Communications       Common Stocks    914906102     1368    34475 SH       SOLE                    34475
Utilities Select SPDR          Common Stocks    81369Y886     5526   236856 SH       SOLE                   236856
Vornado Realty Pfd C           Preferred Stocks 929042406      878    34165 SH       SOLE                    34165
Westport Res Conv Pfd          Conv Preferred   961418209     2865   112350 SH       SOLE                   112350